Summary of Significant Accounting Policies - Additional Information (Details) $ in Millions		12 Months Ended
	Jan. 01, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) fixed_asset_type	Dec. 31, 2016 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of principle types of fixed assets | fixed_asset_type			2
Advertising expense		$ 61.5	$ 111.9	$ 151.6
Accounting Standards Update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect on retained rarnings, before tax	$ 61.2
Cumulative effect on retained earnings, net of tax	$ 50.9
Systems & Equipment, net | Lottery hard costs
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Useful life		10 years
PPE, net | Buildings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Useful life		40 years
Minimum | Systems & Equipment, net | Commercial gaming machines
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Useful life		3 years
Minimum | PPE, net | Furniture and equipment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Useful life		5 years
Maximum | Systems & Equipment, net | Commercial gaming machines
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Useful life		5 years
Maximum | PPE, net | Furniture and equipment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Useful life		10 years